Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Securitizations and Variable Interest Entities [Abstract]
Assets And Liabilities Associated With Variable Interest Entities
Table 8.1 provides the classifications of assets and liabilities in our balance sheet for our transactions with VIEs.

Table 8.1: Balance Sheet Transactions with VIEs

(in millions)	VIEs that we do not consolidate	VIEs that we consolidate		Transfers that we account for as secured borrowings	Total
December 31, 2015
Cash	$—	157		—	157
Trading assets	1,340	1		203	1,544
Investment securities (1)	12,388	425		2,171	14,984
Loans	9,661	4,811		4,887	19,359
Mortgage servicing rights	12,518	—		—	12,518
Other assets	8,938	242		26	9,206
Total assets	44,845	5,636		7,287	57,768
Short-term borrowings	—	—		1,799	1,799
Accrued expenses and other liabilities	629	57	(2)	1	687
Long-term debt	3,021	1,301	(2)	4,844	9,166
Total liabilities	3,650	1,358		6,644	11,652
Noncontrolling interests	—	93		—	93
Net assets	$41,195	4,185		643	46,023
December 31, 2014
Cash	$—	117		4	121
Trading assets	2,165	—		204	2,369
Investment securities (1)	18,271	875		4,592	23,738
Loans	13,195	4,509		5,280	22,984
Mortgage servicing rights	12,562	—		—	12,562
Other assets	7,456	316		52	7,824
Total assets	53,649	5,817		10,132	69,598
Short-term borrowings	—	—		3,141	3,141
Accrued expenses and other liabilities	848	49	(2)	1	898
Long-term debt	2,585	1,628	(2)	4,990	9,203
Total liabilities	3,433	1,677		8,132	13,242
Noncontrolling interests	—	103		—	103
Net assets	$50,216	4,037		2,000	56,253

(1)	Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.

(2)	There were no VIE liabilities with recourse to the general credit of Wells Fargo for the periods presented.

Transactions With Variable Interest Entity
Table 8.2 provides a summary of unconsolidated VIEs with which we have significant continuing involvement, but we are not the primary beneficiary. We do not consider our continuing involvement in an unconsolidated VIE to be significant when it relates to third-party sponsored VIEs for which we were not the transferor (unless we are servicer and have other significant forms of involvement) or if we were the sponsor only or sponsor and servicer but do not have any other forms of significant involvement.
Significant continuing involvement includes transactions where we were the sponsor or transferor and have other significant forms of involvement. Sponsorship includes transactions with unconsolidated VIEs where we solely or materially participated in the initial design or structuring of the entity or marketing of the transaction to investors. When we transfer assets to a VIE and account for the transfer as a sale, we are considered the transferor. We consider investments in securities (other than those held temporarily in trading), loans, guarantees, liquidity agreements, written options and servicing of collateral to be other forms of involvement that may be significant. We have excluded certain transactions with unconsolidated VIEs from the balances presented in the following table where we have determined that our continuing involvement is not significant due to the temporary nature and size of our variable interests, because we were not the transferor or because we were not involved in the design of the unconsolidated VIEs. We also exclude from the table secured borrowing transactions with unconsolidated VIEs (for information on these transactions, see the Transactions with Consolidated VIEs and Secured Borrowings section in this Note).
Table 8.2: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
December 31, 2015
Residential mortgage loan securitizations:
Conforming (2)	$1,199,225	2,458	11,665	—	(386)	13,737
Other/nonconforming	24,809	1,228	141	—	(1)	1,368
Commercial mortgage securitizations	184,959	6,323	712	203	(26)	7,212
Collateralized debt obligations:
Debt securities	3,247	—	—	64	(57)	7
Loans (3)	3,314	3,207	—	—	—	3,207
Asset-based finance structures	13,063	8,956	—	(66)	—	8,890
Tax credit structures	26,099	9,094	—	—	(3,047)	6,047
Collateralized loan obligations	898	213	—	—	—	213
Investment funds	1,131	47	—	—	—	47
Other (4)	12,690	511	—	(44)	—	467
Total	$1,469,435	32,037	12,518	157	(3,517)	41,195
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Total exposure
Residential mortgage loan securitizations:
Conforming		$2,458	11,665	—	1,452	15,575
Other/nonconforming		1,228	141	—	1	1,370
Commercial mortgage securitizations		6,323	712	203	7,152	14,390
Collateralized debt obligations:
Debt securities		—	—	64	57	121
Loans (3)		3,207	—	—	—	3,207
Asset-based finance structures		8,956	—	76	444	9,476
Tax credit structures		9,094	—	—	866	9,960
Collateralized loan obligations		213	—	—	—	213
Investment funds		47	—	—	—	47
Other (4)		511	—	117	150	778
Total		$32,037	12,518	460	10,122	55,137

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		Carrying value - asset (liability)
(in millions)	Total VIE assets	Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Net assets
December 31, 2014
Residential mortgage loan securitizations:
Conforming (2)	$1,268,200	2,846	11,684	—	(581)	13,949
Other/nonconforming	32,213	1,644	209	—	(8)	1,845
Commercial mortgage securitizations	196,510	8,756	650	251	(32)	9,625
Collateralized debt obligations:
Debt securities	5,039	11	—	163	(105)	69
Loans (3)	5,347	5,221	—	—	—	5,221
Asset-based finance structures	18,954	13,044	—	(71)	—	12,973
Tax credit structures	22,859	7,809	—	—	(2,585)	5,224
Collateralized loan obligations	1,251	518	—	—	—	518
Investment funds	2,764	49	—	—	—	49
Other (4)	12,912	747	19	(18)	(5)	743
Total	$1,566,049	40,645	12,562	325	(3,316)	50,216
		Maximum exposure to loss
		Debt and equity interests (1)	Servicing assets	Derivatives	Other commitments and guarantees	Total exposure
Residential mortgage loan securitizations:
Conforming		$2,846	11,684	—	2,507	17,037
Other/nonconforming		1,644	209	—	345	2,198
Commercial mortgage securitizations		8,756	650	251	5,715	15,372
Collateralized debt obligations:
Debt securities		11	—	163	105	279
Loans (3)		5,221	—	—	—	5,221
Asset-based finance structures		13,044	—	89	656	13,789
Tax credit structures		7,809	—	—	725	8,534
Collateralized loan obligations		518	—	—	38	556
Investment funds		49	—	—	—	49
Other (4)		747	19	150	156	1,072
Total		$40,645	12,562	653	10,247	64,107

(1)
Includes total equity interests of $8.9 billion and $8.1 billion at December 31, 2015 and 2014, respectively. Also includes debt interests in the form of both loans and securities. Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.

(2)
Excludes assets and related liabilities with a recorded carrying value on our balance sheet of $1.3 billion and $1.7 billion at December 31, 2015 and 2014, respectively, for certain delinquent loans that are eligible for repurchase primarily from GNMA loan securitizations. The recorded carrying value represents the amount that would be payable if the Company was to exercise the repurchase option. The carrying amounts are excluded from the table because the loans eligible for repurchase do not represent interests in the VIEs.

(3)
Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest primarily in senior tranches from a diversified pool of primarily U.S. asset securitizations, of which all are current and 70% were rated as investment grade by the primary rating agencies at both December 31, 2015 and 2014. These senior loans are accounted for at amortized cost and are subject to the Company’s allowance and credit charge-off policies.

(4)
Includes structured financing and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.

Cash Flows With Securitization Trusts
Table 8.3 presents the cash flows for our transfers accounted for as sales.

Table 8.3: Cash Flows From Sales and Securitization Activity

	Year ended December 31,
	2015		2014		2013
(in millions)	Mortgage loans	Other financial assets	Mortgage loans	Other financial assets	Mortgage loans	Other financial assets
Proceeds from securitizations and whole loan sales	$202,335	531	164,331	—	357,807	—
Fees from servicing rights retained	3,675	5	4,062	8	4,240	10
Cash flows from other interests held (1)	1,297	38	1,417	75	2,284	93
Repurchases of assets/loss reimbursements (2):
Non-agency securitizations and whole loan transactions	14	—	6	—	18	—
Agency securitizations (3)	300	—	316	—	1,079	—
Servicing advances, net of repayments	(764)	—	(170)	—	(34)	—

(1)	Cash flows from other interests held include principal and interest payments received on retained bonds and excess cash flows received on interest-only strips.

(2)
Consists of cash paid to repurchase loans from investors and cash paid to investors to reimburse them for losses on individual loans that are already liquidated. In addition, during 2015, we paid $19 million to third-party investors to settle repurchase liabilities on pools of loans, compared to $78 million and $1.3 billion in 2014 and 2013, respectively.

(3)
Represent loans repurchased from GNMA, FNMA, and FHLMC under representation and warranty provisions included in our loan sales contracts. Excludes $11.3 billion in delinquent insured/guaranteed loans that we service and have exercised our option to purchase out of GNMA pools in 2015, compared with $13.8 billion and $15.8 billion in 2014 and 2013, respectively. These loans are predominantly insured by the FHA or guaranteed by the VA.

Key Assumptions To Measure Mortgage Servicing Assets At Date Of Securitization
Table 8.4 presents the key weighted-average assumptions we used to measure residential mortgage servicing rights at the date of securitization.

Table 8.4: Residential Mortgage Servicing Rights

	Residential mortgage servicing rights
	2015	2014	2013
Year ended December 31,
Prepayment speed (1)	12.1%	12.4	11.2
Discount rate	7.3	7.6	7.3
Cost to service ($ per loan) (2)	$223	259	184

(1)
The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

(2)	Includes costs to service and unreimbursed foreclosure costs, which can vary period to period depending on the mix of modified government-guaranteed loans sold to GNMA.

Key Assumptions To Measure Mortgage Servicing Rights And Other Interests Held At Balance Sheet Date
Table 8.5 provides key economic assumptions and the sensitivity of the current fair value of residential mortgage servicing rights and other interests held to immediate adverse changes in those assumptions. “Other interests held” relate predominantly to residential and commercial mortgage loan securitizations. Residential mortgage-backed securities retained in securitizations issued through GSEs, such as FNMA, FHLMC and GNMA, are excluded from the table because these securities have a remote risk of credit loss due to the GSE guarantee. These securities also have economic characteristics similar to GSE mortgage-backed securities that we purchase, which are not included in the table. Subordinated interests include only those bonds whose credit rating was below AAA by a major rating agency at issuance. Senior interests include only those bonds whose credit rating was AAA by a major rating agency at issuance. The information presented excludes trading positions held in inventory.
Table 8.5: Retained Interests from Unconsolidated VIEs

		Other interests held
	Residential mortgage servicing rights (1)	Interest-only strips	Consumer	Commercial (2)
($ in millions, except cost to service amounts)			Subordinated bonds	Subordinated bonds	Senior bonds
Fair value of interests held at December 31, 2015	$12,415	34	1	342	673
Expected weighted-average life (in years)	6.0	3.6	11.6	1.9	5.8

Key economic assumptions:
Prepayment speed assumption (3)	11.4%	19.0	15.1
Decrease in fair value from:
10% adverse change	$616	1	—
25% adverse change	1,463	3	—

Discount rate assumption	7.3%	13.8	10.5	5.3	3.0
Decrease in fair value from:
100 basis point increase	$605	1	—	6	33
200 basis point increase	1,154	1	—	11	63

Cost to service assumption ($ per loan)	168
Decrease in fair value from:
10% adverse change	567
25% adverse change	1,417

Credit loss assumption			1.1%	2.8	—
Decrease in fair value from:
10% higher losses			$—	—	—
25% higher losses			—	2	—
Fair value of interests held at December 31, 2014	$12,738	117	36	294	546
Expected weighted-average life (in years)	5.7	3.9	5.5	2.9	6.2

Key economic assumptions:
Prepayment speed assumption (3)	12.5%	11.4	7.1
Decrease in fair value from:
10% adverse change	$738	2	—
25% adverse change	1,754	6	—

Discount rate assumption	7.6%	18.7	3.9	4.7	2.8
Decrease in fair value from:
100 basis point increase	$617	2	2	8	29
200 basis point increase	1,178	4	3	15	55

Cost to service assumption ($ per loan)	179
Decrease in fair value from:
10% adverse change	579
25% adverse change	1,433

Credit loss assumption			0.4%	4.1	—
Decrease in fair value from:
10% higher losses			$—	3	—
25% higher losses			—	10	—

(1)	See narrative following this table for a discussion of commercial mortgage servicing rights.

(2)
Prepayment speed assumptions do not significantly impact the value of commercial mortgage securitization bonds as the underlying commercial mortgage loans experience significantly lower prepayments due to certain contractual restrictions, impacting the borrower’s ability to prepay the mortgage.

(3)
The prepayment speed assumption for residential mortgage servicing rights includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.

Principal Balances - Off-Balance Sheet Securitized Loans
Table 8.6 presents information about the principal balances of off-balance sheet loans that were sold or securitized, including residential mortgage loans sold to FNMA, FHLMC, GNMA and other investors, for which we have some form of continuing involvement (primarily servicer). Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. For loans sold or securitized where servicing is our only form of continuing involvement, we would only experience a loss if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.

Table 8.6: Off-Balance Sheet Loans Sold or Securitized

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended
	December 31,		December 31,		December 31,
(in millions)	2015	2014	2015	2014	2015	2014
Commercial:
Real estate mortgage	$110,815	114,081	6,670	7,949	383	621
Total commercial	110,815	114,081	6,670	7,949	383	621
Consumer:
Real estate 1-4 family first mortgage	1,235,662	1,322,136	20,904	28,639	814	1,209
Real estate 1-4 family junior lien mortgage	—	1	—	—	—	—
Other revolving credit and installment	—	1,599	—	75	—	1
Total consumer	1,235,662	1,323,736	20,904	28,714	814	1,210
Total off-balance sheet sold or securitized loans (2)	$1,346,477	1,437,817	27,574	36,663	1,197	1,831

(1)	Includes $5.0 billion and $3.3 billion of commercial foreclosed assets and $2.2 billion and $2.7 billion of consumer foreclosed assets at December 31, 2015 and 2014, respectively.

(2)
At December 31, 2015 and 2014, the table includes total loans of $1.2 trillion and $1.3 trillion, delinquent loans of $12.1 billion and $16.5 billion, and foreclosed assets of $1.7 billion and $2.4 billion, respectively, for FNMA, FHLMC and GNMA. Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.

Transactions With Consolidated Variable Interest Entities
Table 8.7 presents a summary of financial assets and liabilities for asset transfers accounted for as secured borrowings and involvements with consolidated VIEs. “Assets” are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” For VIEs that obtain exposure synthetically through derivative instruments, the remaining notional amount of the derivative is included in “Total VIE assets.” On the consolidated balance sheet, we separately disclose the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs.

Table 8.7: Transactions with Consolidated VIEs and Secured Borrowings

		Carrying value
(in millions)	Total VIE assets	Assets	Liabilities	Noncontrolling interests	Net assets
December 31, 2015
Secured borrowings:
Municipal tender option bond securitizations	$2,818	2,400	(1,800)	—	600
Commercial real estate loans	—	—	—	—	—
Residential mortgage securitizations	4,738	4,887	(4,844)	—	43
Total secured borrowings	7,556	7,287	(6,644)	—	643
Consolidated VIEs:
Nonconforming residential mortgage loan securitizations	4,134	3,654	(1,239)	—	2,415
Commercial real estate loans	1,185	1,185	—	—	1,185
Structured asset finance	54	20	(18)	—	2
Investment funds	482	482	—	—	482
Other	305	295	(101)	(93)	101
Total consolidated VIEs	6,160	5,636	(1,358)	(93)	4,185
Total secured borrowings and consolidated VIEs	$13,716	12,923	(8,002)	(93)	4,828
December 31, 2014
Secured borrowings:
Municipal tender option bond securitizations	$5,422	4,837	(3,143)	—	1,694
Commercial real estate loans	250	250	(63)	—	187
Residential mortgage securitizations	4,804	5,045	(4,926)	—	119
Total secured borrowings	10,476	10,132	(8,132)	—	2,000
Consolidated VIEs:
Nonconforming residential mortgage loan securitizations	5,041	4,491	(1,509)	—	2,982
Structured asset finance	47	47	(23)	—	24
Investment funds	904	904	(2)	—	902
Other	431	375	(143)	(103)	129
Total consolidated VIEs	6,423	5,817	(1,677)	(103)	4,037
Total secured borrowings and consolidated VIEs	$16,899	$15,949	$(9,809)	$(103)	$6,037